Liabilities due to customers - Narratives (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Liabilities due to customers
Fund investment	$ 16,133
Minimum
Liabilities due to customers
Structured products without option element fixed term	31 days
Structured products without option element interest rate	0.75%
Structured products with option element fixed term	1 day
Structured products with option element interest rate	0.31%
Maximum
Liabilities due to customers
Structured products without option element fixed term	366 days
Structured products without option element interest rate	8.50%
Structured products with option element fixed term	110 days
Structured products with option element interest rate	286.31%